Investments in Associates and Joint Ventures - Changes in Accumulated Impairment Losses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	₱ 53,863	₱ 55,427
Additional impairment (Note 4)	579	20	₱ 111
Balances at end of the year	52,123	53,863	55,427
Accumulated Impairment Losses [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	2,543	2,509
Additional impairment (Note 4)	60	34
Balances at end of the year	₱ 2,603	₱ 2,543	₱ 2,509